Acquisition of Diamond Anvil Designs (Details) - USD ($)		9 Months Ended		12 Months Ended
	Feb. 07, 2014	Oct. 31, 2015	Oct. 31, 2014	Jan. 31, 2015	Jan. 31, 2014
Cash paid for acquisition of Diamond Anvil		$ 30,000	$ 100,000	$ 110,000
Diamond Anvil Designs [Member]
Business purchase price	$ 150,000
Cash paid for acquisition of Diamond Anvil	25,000	140,000
Additional payments	$ 125,000
Impairment expense		$ 30,000	$ 100,000